INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials and consumables	$ 10,345	$ 9,176
Work-in-progress	7,236	7,288
Finished goods	15,224	16,125
Total inventories	$ 32,805	$ 32,589